John Hancock Variable Insurance Trust

Supplement dated September 30, 2013

to the Prospectus dated April 29, 2013

Lifestyle Aggressive Trust

Lifestyle Balanced Trust

Lifestyle Conservative Trust

Lifestyle Growth Trust

Lifestyle Moderate Trust

(collectively, the “Lifestyle Trusts”)

Lifestyle Balanced PS Series

Lifestyle Conservative PS Series

Lifestyle Growth PS Series

Lifestyle Moderate PS Series

(collectively, the “Lifestyle PS Series”)

Effective October 1, 2013, the assets of each Lifestyle PS Series, each Lifestyle Trust and each Lifestyle Portfolio of John Hancock Funds II (each a “JHF II Lifestyle Portfolio”) will be aggregated for purposes of determining breakpoints in the advisory fee payable by each Lifestyle PS Series and each Lifestyle Trust.

The new advisory fee schedule for each Lifestyle PS Series and each Lifestyle Trust is set forth below.

	Rates Applied to Aggregate Net Assets[1] of each Lifestyle Trust and each Lifestyle PS Series

Fund of Funds	Affiliated Fund Assets		Other Assets
	First $7.5 billion	Excess Over $7.5 billion	First $7.5 billion	Excess Over $7.5 billion

Each Lifestyle Trust	0.050%	0.040%	0.500%	0.490%
Each Lifestyle PS Series	0.050%	0.040%	0.500%	0.490%

[1]	Aggregate Net Assets. For each Lifestyle Trust and each Lifestyle PS Series, Aggregate Net Assets include the net assets of all the JHVIT Lifestyle Trusts, the JHVIT Lifestyle PS Series and the JHF II Lifestyle Portfolios. The JHVIT Lifestyle Trusts are: Lifestyle Aggressive Trust, Lifestyle Balanced Trust, Lifestyle Conservative Trust, Lifestyle Growth Trust and Lifestyle Moderate Trust. The JHVIT Lifestyle PS Series are: Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series. The JHF II Lifestyle Portfolios are: Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio.

Lifestyle Balanced PS Series

The information found under “Annual Fund Operating Expenses” has been amended and restated as follows:

Share Class	Management Fee[4]	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses[1]	Total annual fund operating expenses	Contractual expense reimbursement[2]	Total annual fund operating expenses after expense reimbursements
Series I3	0.04%	0.05%	0.06%	0.74%	0.89%	-0.02%	0.87%
Series II	0.04%	0.25%	0.06%	0.74%	1.09%	-0.02%	1.07%
Series NAV[3]	0.04%	0.00%	0.06%	0.74%	0.84%	-0.02%	0.82%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Annual Fund Operating Expenses”. The Total Annual Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

2The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

3For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

4"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$89	$280	$489	$1,092
Series II	$109	$343	$597	$1,325
Series NAV	$84	$264	$462	$1,033

Lifestyle Conservative PS Series

The information found under “Annual Fund Operating Expenses” has been amended and restated as follows:

Share Class	Management Fee[4]	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses[1]	Total annual fund operating expenses	Contractual expense reimbursement[2]	Total annual fund operating expenses after expense reimbursements
Series I3	0.04%	0.05%	0.15%	0.69%	0.93%	-0.11%	0.82%
Series II	0.04%	0.25%	0.15%	0.69%	1.13%	-0.11%	1.02%
Series NAV[3]	0.04%	0.00%	0.15%	0.69%	0.88%	-0.11%	0.77%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Annual Fund Operating Expenses”. The Total Annual Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

2 The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

3For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

4"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$84	$274	$493	$1,122
Series II	$104	$337	$600	$1,354
Series NAV	$79	$258	$466	$1,063

Lifestyle Growth PS Series

The information found under “Annual Fund Operating Expenses” has been amended and restated as follows:

Share Class	Management Fee[4]	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses[1]	Total annual fund operating expenses	Contractual expense reimbursement[2]	Total annual fund operating expenses after expense reimbursements
Series I3	0.04%	0.05%	0.06%	0.77%	0.92%	-0.02%	0.90%
Series II	0.04%	0.25%	0.06%	0.77%	1.12%	-0.02%	1.10%
Series NAV[3]	0.04%	0.00%	0.06%	0.77%	0.87%	-0.02%	0.85%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Annual Fund Operating Expenses”. The Total Annual Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

2 The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

3For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

4"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$92	$289	$505	$1,128
Series II	$112	$352	$613	$1,359
Series NAV	$87	$273	$478	$1,069

Lifestyle Moderate PS Series

The information found under “Annual Fund Operating Expenses” has been amended and restated as follows:

Share Class	Management Fee[4]	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses[1]	Total annual fund operating expenses	Contractual expense reimbursement[2]	Total annual fund operating expenses after expense reimbursements
Series I3	0.04%	0.05%	0.11%	0.72%	0.92%	-0.07%	0.85%
Series II	0.04%	0.25%	0.11%	0.72%	1.12%	-0.07%	1.05%
Series NAV[3]	0.04%	0.00%	0.11%	0.72%	0.87%	-0.07%	0.80%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Annual Fund Operating Expenses”. The Total Annual Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

2 The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

3For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

4"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$87	$279	$495	$1,118
Series II	$107	$342	$603	$1,350
Series NAV	$82	$263	$468	$1,059

You should read this Supplement in conjunction with the prospectus of each Lifestyle Trust or Lifestyle PS
Series and retain it for future reference.